Revenue From Contracts With Customers - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Liability for sales return	£ 53	£ 83	£ 86
Deferred contract costs	£ 0	£ 0	£ 0
Sales Return [Member]
Statement [line items]
Percentage of entities sales	8.00%